S000040621 [Member] Fees and Expenses - SFT Balanced Stabilization Fund	Dec. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	SFT Balanced Stabilization Fund: Fees and Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The table does not reflect charges assessed in connection with the variable life policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Fund’s total annual fund operating expenses do not correlate to the ratios of the expenses to average net assets shown in the Financial Highlights table because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.
The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.3% of the average value of its portfolio.
Portfolio Turnover, Rate	10.30%